Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Receivable [Abstract]
Components Of Notes Receivable

	2011	2012
Secured notes receivable	$4,794	$10,135
Notes receivable from lessee restructurings	406	-
ALS Note Receivable (1)	-	68,028
	$5,200	$78,163

Minimum Future Receipts Under Notes Receivable

Minimum future receipts
2013	$ 3,366
2014	2,612
2015	3,380
2016	5,381
2017	26,205
Thereafter	37,219
$ 78,163